ORGANIZATION (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 brand item country	Dec. 31, 2010	Sep. 30, 2011 Meetic Match	Dec. 31, 2011 Meetic Match
ORGANIZATION
Minimum number of brands owned by the company		150
Organization
Number of monthly visits to company websites		1,200,000,000
Number of countries where the company has consumer audiences		30
Ownership stake (as a percent)				81.00%	81.00%
Cash payment component of tax-free exchange for substantially all of Liberty's stake in IAC	$ 217,900		$ 217,921